Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Altegris Macro Strategy Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVES:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks absolute returns.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 30  ~~of the Fund's Prospectus.~~

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.   During the most recent fiscal year, the Fund's portfolio turnover rate was  ~~0% of the average value of its portfolio. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.~~

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	0.00%
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	"Other Expenses" include both the expenses of the Fund's consolidated wholly-owned subsidiary ("Subsidiary"), and also the expenses incurred by the commodity pools in which the Subsidiary invests (each an "Underlying Pool"), as reflected in the Fund's consolidated financial statements for the most recently completed fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

 The Fund seeks to achieve its investment objective by allocating its assets between Global Macro strategies and a Fixed Income strategy.

Global Macro strategies include investment styles such as (i) discretionary, fundamentals-based investing with a focus on macroeconomic analysis (ii) dedicated currency investing that pursues both fundamental and technical trading approaches (iii) other specialized approaches to specific or individual market sectors such as equities, interest rates, metals, agricultural and soft commodities (iv) systematic trading strategies which incorporate technical and fundamental macroeconomic variables.

Global Macro strategy investments are designed to achieve capital appreciation in the financial and commodities futures markets and other global financial markets by investing primarily in securities of limited partnerships, limited liability companies (including individual share classes therein) and other types of pooled investment vehicles, including commodity pools (collectively, "Underlying Pools"), as well as swap contracts, structured notes or other derivatives.  Such investments will be made without restriction as to issuer capitalization, country, or currency.   To the extent the Fund invests in Underlying Pools, each may invest according to a Global Macro strategy in one or a combination of: (a) futures, options, forwards or spot contracts, each of which may be tied to (i) commodities, (ii) financial indices and instruments, (iii) foreign currencies, or (iv) equity indices; (b) equity securities; (c) fixed income securities; (d) foreign exchange instruments; and/or (e) financial derivative contracts including swaps or structured notes.  Underlying Pools may use derivatives primarily as a substitute for the securities, commodities, indices and foreign currencies.  Swap contracts, structured notes or other derivatives may have payments linked to commodity or financial derivatives that are designed to produce returns similar to those of other Underlying Pools and their respective strategies. The Fund does not invest more than 25% of its assets in derivatives with any one counterparty.

The Fund's adviser seeks absolute returns, in part, by (i) diversifying the Global Macro strategy investments among strategies and asset classes that are not expected to have returns that are highly correlated to each other or the broad equity market and (ii) restricting Fixed Income strategy investments to short-term or medium-term interest income-generating securities that are not expected to have returns that are highly correlated to the broad equity market or the Global Macro strategy.  However, the Fund is not a market-neutral Fund.  Additionally, the Fund is "non-diversified" for purposes of the Investment Company Act of 1940, as amended, which means that the Fund may invest in fewer securities at any one time than a diversified fund.

The adviser expects that less than 100% of the Fund's total net assets will be invested in Global Macro strategies.  However, by investing in Underlying Pools, some of which may trade commodity futures using a form of leverage referred to as notional funding (meaning that the nominal trading level exceeds the cash deposited in a trading account), the Fund will attempt to maintain an exposure to Global Macro strategies as if between 100% and 125% of the Fund's net assets were invested in those strategies.

The Fund may access Global Macro strategies by purchasing the securities of Underlying Pools either directly, or indirectly through the Subsidiary, or by making other Global Macro strategy investments directly.  However, in order to provide the Fund with exposure to certain Global Macro strategies that trade non-financial commodity futures contracts within the limitations of the federal tax requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), the Fund may invest up to 25% of its total assets in Underlying Pools and other investments that pursue such strategies through a wholly-owned and controlled subsidiary (the "Subsidiary").  The Subsidiary will invest the majority of its assets in Underlying Pools, swap contracts and structured notes and other investments intended to serve as margin or collateral for swap positions.  However, the Fund may also make Global Macro strategy investments, including in Underlying Pools, swaps or structured notes or other derivatives, outside of the Subsidiary.  The Subsidiary is subject to the same investment restrictions as the Fund, when viewed on a consolidated basis with the Fund.

The Fixed Income strategy is designed to generate interest income and capital appreciation with the objective to diversify the returns under the Global Macro strategies.  The Fixed Income strategy will invest in a variety of investment grade fixed income securities.  The Fixed Income strategy portfolio will maintain an average maturity that ranges between short-term (less than 1 year) and intermediate-term (4-7 years).  The Fixed Income strategy will invest primarily in investment grade securities, which the Fund defines as those that are rated, at the time purchased, in the top four categories by a rating agency such as Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("S&P") or if unrated, determined to be of comparable quality.

The Fund's adviser delegates management of the Fund's Fixed Income strategy portfolio to a sub-adviser.

 The adviser, on behalf of itself and on behalf of the Fund and other funds it advises or may advise in the future that are each a series of Northern Lights Fund Trust, was granted an exemptive order from the SEC that permits, the adviser with Board of Trustees approval, to enter into or amend sub-advisory agreements with sub-advisers without obtaining shareholder approval.  Shareholders will be notified within 90 days of the engagement of an additional sub-adviser or sub-advisers to manage a portion of the Fund's portfolio.

Adviser's Investment Process

The adviser's investment process consists of five primary stages: (1) asset allocation; (2) sourcing; (3) evaluating investment vehicles; (4) portfolio construction; and (5) ongoing investment monitoring, risk management and reallocation.  A summary of the adviser's process is as follows:

Asset Allocation	Sourcing	Evaluating	Portfolio Construction	Monitoring Risk Management Reallocation
• Review top down economic variables as it relates to global macro and fixed income sub-strategies • Set asset allocation investment ranges relating to global macro and fixed income sub-strategies	• Source quality investment management talent within respective sub-strategies	• Qualify investment managers and investment vehicles, including Underlying Pools, swaps and structured notes • Rigorous due diligence process

•

Create portfolio of investment managers representing diversified investment sub-strategies

•

Assess portfolio variables including correlation among investment managers and vehicles, including Underlying Pools, fixed income portfolio and overall portfolio risk

•

Access selected managers via security selection among investment vehicles, including Underlying Pools, swaps or structured notes

•

Consult with sub-adviser concerning fixed income portfolio construction

•

Ongoing monitoring of sub-adviser and portfolio investment managers and vehicles, including Underlying Pools, swaps or structured notes

•

 Rebalance between sub-adviser and portfolio of investment managers and vehicles, and/or reallocate to new ones

Generally, the adviser's investment process narrows the universe of potential sub-strategies and managers through a rigorous screening and assessment process that includes the quantitative and qualitative information regarding prospective investment vehicles and the strategies and sub-strategies deployed.  The Fund's investment portfolio is rebalanced both within the Global Macro strategies and between the Global Macro and the Fixed Income strategy as a result of the adviser's monitoring policies.

Sub-Adviser's Investment Process

The sub- adviser aims to meet the Fund's investment needs by searching for areas of the government and corporate bond markets that it believes are undervalued.  The identification process includes an outlook on interest rates, credit risk, call risk and other security selection techniques.  The allocation to investment securities with particular characteristics; including sector, interest rate, quality or maturity; will often vary based on the sub-adviser's economic views which may include, but are not limited to, inflation, economic growth and Federal Reserve Board monetary policy.

The sub-adviser's analysis of specific sectors seeks to rank, in no particular order, the fixed income market by credit quality, issuer industry, security type, or other factors.  Once opportunities are identified, the sub-adviser will generally shift investments among sectors depending upon changes in relative valuations and credit spreads.  The sub-adviser seeks to reduce volatility, in part, by keeping the Fund's fixed income portfolio average maturity below a maximum of seven years, which can reduce sensitivity to capital losses caused by rising interest rates.  The sub-adviser purchases securities based on their yield or potential capital appreciation, or both.  It sells them in anticipation of market declines, credit downgrades, to purchase other securities that the sub-adviser believes may perform better, or to accommodate asset allocation decisions made by the adviser.

Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program.  Many factors affect the Fund's net asset value and performance.

The following risks apply to the Fund's direct investments as well the Fund's indirect risks through investing in the Subsidiary, securities issued by Underlying Pools, swap contracts, structured notes or other investment instruments .

•

Commodity Risk:  Investing in the commodity futures markets may subject the Fund to greater volatility than investments in traditional securities.  Commodity futures prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

•

Credit Risk:  There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund or an Underlying Pool, resulting in losses to the Fund.  In addition, the credit quality of securities may be lowered if an issuer's financial condition changes.

•

Derivatives Risk:  The Fund's use of swaps or structured notes directly, and the indirect use of derivative instruments through investments in Underlying Pools, involves risks different from, or possibly greater than the risks associated with investing directly in securities including leverage risk, tracking risk and counterparty default risk in the case of over the counter derivatives.  Option positions held by Underlying Pools may expire worthless exposing the Fund to potentially significant losses.

•

Fixed Income Risk:  Typically, a rise in interest rates causes a decline in the value of fixed income securities.  The value of fixed income securities typically falls when an issuer's credit quality declines and may even become worthless if an issuer defaults.

•

Foreign Currency Risk:  Currency trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short.  Credit risk results because a currency-trade counterparty may default.  Country risk arises because a government may interfere with transactions in its currency.

•

Foreign Investment Risk:  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.  Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

•

Issuer-Specific Risk:  The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.  The value of securities of smaller issuers can be more volatile than those of larger issuers.  The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

•

Leverage Risk:   The Fund directly or indirectly via investments in the Subsidiary and Underlying Pools will use derivatives to increase long and short exposure creating leverage, which can magnify the Fund's potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund's share price.  With respect to investments in Underlying Pools, however, the Fund cannot lose more than its investment in an Underlying Pool because the Fund is not legally liable for an Underlying Pool's derivative or other obligations.  The Fund's use of swap contracts involves indirect leverage because swap contract payments are based upon notional value rather than the amount invested.

•

Liquidity Risk:  Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

•

Management Risk:  The adviser's and sub-adviser's judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests may prove to be incorrect and may not produce the desired results. Additionally, the adviser's judgments about the potential performance of the sub-adviser may also prove incorrect and may not produce the desired results.

•

Market Risk:  Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests.  Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets.  When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

•

Non-Diversification Risk:  As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.  The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

•

Regulatory Change Risk:   The Fund has filed with the National Futures Association (“NFA”), a notice claiming an exclusion from the definition of the term "commodity pool operator" under Section 4.5 of regulations of the Commodity Exchange Act, as amended, with respect to the Fund's operation. Recently the CFTC proposed and adopted changes to Section 4.5, and other regulations which are anticipated to be both effective and subject to mandatory compliance by the Fund on or about the end of 2012.  These changes will result in additional registration and disclosure obligations, may potentially limit or restrict the ability of the Fund to pursue its investment strategies in substantially the same manner as it currently does, and may increase future operating and investment costs of the Fund.

•

Short Position Risk:  The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased.  Short positions may be considered speculative transactions and involve special risks, including greater reliance on the adviser's ability to accurately anticipate the future value of a security or instrument.  The Fund does not sell stocks short.  The Fund's losses are potentially unlimited in a short position transaction.

•

Structured Notes Risk:  Structured notes involve leverage risk, tracking risk and issuer default risk.

•

Taxation Risk:   By investing in commodities indirectly through the Subsidiary, the Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund.   However because the Subsidiary is a controlled foreign corporation, any income received by from its investments, including securities of Underlying Pools, will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

•

Underlying Pools Risk:  Underlying Pools are subject to investment advisory and other expenses, which will be indirectly paid by the Fund as an investor in Underlying Pools.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an Underlying Pool and may be higher than other mutual funds that invest directly in stocks and bonds.  The Underlying Pools will pay management fees, brokerage commissions, and operating expenses as well as performance based fees to one or more commodity trading advisors or investment advisers, as applicable engaged to trade Global Macro strategies on behalf of the Underlying Pools ( each a “Global Macro manager”).  Those performance based fees will be paid by Underlying Pools to each Global Macro manager without regard to the performance of other Global Macro managers (notwithstanding that a single Global Macro manager may be employed by two or more Underlying Pools) and without regard to the Underlying Pools’ or the Fund’s overall profitability.  Underlying Pools are subject to specific risks, depending on the nature of the fund.  There is no guarantee that any of the trading strategies used by Global Macro managers retained by Underlying Pools will be profitable or avoid losses.

•

Wholly-Owned Subsidiary Risk: The Subsidiary will not be registered under the Investment Company Act of 1940 ("1940 Act") and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act.  Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	Who Should Invest in the Fund? The Fund is intended to provide prospective investors with an opportunity to gain access to the global macro asset class.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

 ~~While the Fund has been in existence for more than one year, it has not been operational for a full calendar year.  Therefore, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.altegrismutualfunds.com or by calling 1-877-772-5838.~~

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	While the Fund has been in existence for more than one year, it has not been operational for a full calendar year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-772-5838
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.altegrismutualfunds.com
Altegris Macro Strategy Fund Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	3.00%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.75%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	4.54%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	1,004
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,906
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,812
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	5,097
Altegris Macro Strategy Fund Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	3.00%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.50%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	5.29%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	528
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,620
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,700
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	5,354
Altegris Macro Strategy Fund Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.00%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.50%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	4.29%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	431
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,341
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,262
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,602
Altegris Macro Strategy Fund Class N
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	3.00%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.75%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	4.54%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	455
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,412
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,373
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,798
Altegris Macro Strategy Fund Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	1.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.00%	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.50%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	4.25%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses included for Class Y shares are based on estimated amounts for the current fiscal year.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	427
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,338
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,258
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,600

[1]	Other Expenses included for Class Y shares are based on estimated amounts for the current fiscal year.
[2]	"Other Expenses" include both the expenses of the Fund's consolidated wholly-owned subsidiary ("Subsidiary"), and also the expenses incurred by the commodity pools in which the Subsidiary invests (each an "Underlying Pool"), as reflected in the Fund's consolidated financial statements for the most recently completed fiscal year. Underlying Pools in which the Subsidiary invests may pay management fees and/or incentive fees to the Commodity Trading Advisors (CTAs) with whom they contract. 1.12% of the Other Expenses are attributable to management fees paid by these Underlying Pools. 1.21% of the Other Expenses are attributable to performance-based incentive fees paid by these Underlying Pools. As of June 30, 2012, the aggregate weighted average management fee and weighted average performance fee of the Underlying Pools in which the Subsidiary invested were 1.25% of nominal trading level and 21.25 % of trading profits, respectively. Positive performance of an Underlying Pool will have the effect of increasing Other Expenses to the extent that a CTA earns performance fees. An explanation of nominal trading level can be found in the "Additional Information about Underlying Pools that Trade Commodity Futures" section of this Prospectus.
[3]	The Fund's adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until October 31, 2013, to ensure that total annual Fund operating expenses after fee waiver and/or reimbursement (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies or Underlying Pools in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.95%, 2.70%, 1.70%,1.95% and 1.66% of average daily net assets attributable to Class A, Class C, Class I, Class N and Class Y shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser. A "Fee Waiver" table can be found in the "Management" section of this Prospectus.